Explanatory notes to the consolidated statements of cash flows - additional information (Details)					1 Months Ended					12 Months Ended
	Dec. 15, 2016 EUR (€)	Dec. 15, 2016 USD ($)	Mar. 15, 2016 EUR (€)	Mar. 15, 2016 USD ($)	Nov. 30, 2017 EUR (€)	Nov. 30, 2017 CHF (SFr)	Jun. 30, 2017 EUR (€)	Nov. 30, 2016 EUR (€)	Nov. 30, 2016 CHF (SFr)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 CHF (SFr)	Dec. 02, 2016 EUR (€)	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 USD ($)
Disclosure of other provisions [line items]
Other non-cash items										€ (199,000,000)		€ 111,000,000	€ 812,000,000
Investments accounted for using equity method, revaluation										406,000,000
Impairment loss										229,000,000		225,000,000	118,000,000
Impairment loss													713,000,000
Effect of exchange rate changes on cash and cash equivalents												(19,000,000)	(80,000,000)
Adjustments for decrease (increase) in inventories										(1,666,000,000)		(471,000,000)	(958,000,000)
Increase in trade payables										1,086,000,000		776,000,000	1,571,000,000
Change in provisions										555,000,000		1,519,000,000	3,206,000,000
Warranty and recall expense, recall of airbag inflators										102,000,000		414,000,000
Adjustments for deferred tax expense										1,057,000,000		389,000,000	(279,000,000)
Net change in other receivables and payables										327,000,000		295,000,000	(580,000,000)
Costs associated with recall campaign being contested with supplier												132,000,000
Extinguishment of debt principal amount | $											$ 850,000,000
Issuance of notes										0		1,250,000,000	2,840,000,000
Proceeds of other long-term debt										833,000,000		1,342,000,000	3,061,000,000
Proceeds from changes in ownership interests in subsidiaries that do not result in loss of control										0		0	866,000,000
Interest paid										1,190,000,000		1,676,000,000	2,087,000,000
Interest received										299,000,000		370,000,000	469,000,000
Income taxes paid (refund)										533,000,000		622,000,000	€ 664,000,000
Other long-term debt
Disclosure of other provisions [line items]
Repayments of borrowings											889,000,000	4,618,000,000		$ 4,412,000,000
FCA US Tranche B Term loan due 2017
Disclosure of other provisions [line items]
Repayments of borrowings			€ 1,159,000,000	$ 1,288,000,000						1,721,000,000	$ 1,826,000,000
Medium Term Note Due June 12, 2017
Disclosure of other provisions [line items]
Extinguishment of debt principal amount							€ 1,000,000,000
Face amount										1,000,000,000
Medium Term Note Due November 22, 2017
Disclosure of other provisions [line items]
Extinguishment of debt principal amount					€ 385,000,000	SFr 450,000,000
Face amount										385,000,000					SFr 450,000,000
FCA Trance B Term Loans
Disclosure of other provisions [line items]
Repayments of borrowings			€ 1,800,000,000	$ 2,000,000,000
Mandatory Convertible Securities
Disclosure of other provisions [line items]
Repayments of borrowings	€ 213,000,000	$ 226,000,000
Face amount																	€ 2,293,000,000	$ 2,875,000,000
Other long-term debt matured
Disclosure of other provisions [line items]
Repayments of borrowings												2,605,000,000
Note one issued under MTN Programme
Disclosure of other provisions [line items]
Repayments of borrowings												2,000,000,000
Medium Term Note Due November 23, 2016
Disclosure of other provisions [line items]
Extinguishment of debt principal amount								€ 373,000,000	SFr 400,000,000
European Investment Bank Maturing, 250 Million Facility
Disclosure of other provisions [line items]
Face amount																€ 250,000,000
Two notes issued under MTN Programme
Disclosure of other provisions [line items]
Repayments of borrowings | $														7,241,000,000
Ferrari bridge loan and term loan
Disclosure of other provisions [line items]
Face amount | $														$ 2,000,000,000.0
Warranty provision, recall of airbag inflators
Disclosure of other provisions [line items]
Warranty and recall expense, recall of airbag inflators												414,000,000
Warranty provision, contested with supplier
Disclosure of other provisions [line items]
Warranty and recall expense, recall of airbag inflators												€ 132,000,000
NAFTA
Disclosure of other provisions [line items]
Warranty and recall expense, recall of airbag inflators										€ 29,000,000